DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ELITE PHARMACEUTICALS INC /NV/
Entity Central Index Key	0001053369
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and cash equivalents	$ 568,691	$ 1,825,858	$ 578,187
Accounts receivable (net of allowance for doubtful accounts of -0-)	483,311	571,667	404,961
Inventories	431,400	616,362	1,371,292
Prepaid expenses and other current assets	58,798	133,472	131,507
Total Current Assets	1,542,200	3,147,359	2,485,947
PROPERTY AND EQUIPMENT, net of accumulated depreciation	4,234,604	4,118,274	4,095,814
INTANGIBLE ASSETS - net of accumulated amortization	629,963	597,556	96,407
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322	3,329,322
Security deposits	14,913	28,377	14,652
Restricted cash - debt service for EDA bonds	333,246	291,420	294,836
EDA bond offering costs, net of accumulated amortization	264,955	275,554	289,685
Total Other Assets	3,942,436	3,924,673	3,928,495
TOTAL ASSETS	10,349,203	11,787,862	10,606,663
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000	3,385,000
Short term loans and current portion of long-term debt	10,257	13,105	82,302
Accounts payable and accrued expenses	1,227,152	935,797	986,777
Customer Deposits	0	39,400	0
Deferred revenues - current	13,333	13,333	0
Preferred share derivative interest payable	86,326	282,680	306,440
Total Current Liabilities	4,722,068	4,669,315	4,760,519
LONG TERM LIABILITIES
Deferred revenues	168,891	178,890	0
Long term debt, less current portion		6,717	19,823
Other long term liabilities	78,379	75,463
Derivative liability - preferred shares	10,646,711	14,192,329	7,924,763
Derivative liability - warrants	9,043,464	10,543,145	8,499,423
Total Long Term Liabilities	19,937,445	24,989,827	16,444,009
TOTAL LIABILITIES	24,659,513	29,659,142	21,204,528
STOCKHOLDERS' DEFICIT
Common stock	264,831	180,546	83,950
Additional paid-in-capital	108,645,839	97,116,044	90,903,896
Accumulated deficit	(122,914,139)	(114,861,029)	(101,278,870)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(14,310,310)	(17,871,280)	(10,597,865)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,349,203	$ 11,787,862	$ 10,606,663

CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Inventory valuation reserve	93,338	1,047,456	494,425
Accumulated depreciation on property and equipment	4,542,590	4,189,618	3,840,279
Accumulated amortization on intangible assets	0	0	76,434
Accumulated amortization on EDA bond offering costs	$ 89,497	$ 78,898	$ 64,767
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	355,516,558	355,516,558	355,516,558
Common stock, shares issued (in shares)	264,830,735	180,545,657	83,950,168
Common stock, shares outstanding (in shares)	264,830,735	180,545,657	83,950,168
Treasury stock, shares (in shares)	100,000	100,000	100,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
REVENUES
Manufacturing Fees	$ 170,099	$ 901,653	$ 847,832	$ 2,236,064	$ 3,086,183	$ 2,575,942
Royalties & Profit Splits	20,127	231,742	430,228	582,677	831,538	763,928
Lab Fee Revenues	319,712	92,902	495,987	234,123	348,242	4,429
Total Revenues	509,938	1,226,297	1,774,047	3,052,864	4,265,963	3,344,299
COSTS OF REVENUES	156,590	641,524	658,289	1,618,820	2,675,118	2,305,763
Gross Profit	353,348	584,773	1,115,758	1,434,044	1,590,845	1,038,536
OPERATING EXPENSES
Research and Development	386,430	179,525	1,030,141	494,968	1,385,211	794,433
General and Administrative	288,416	315,537	1,089,909	947,761	876,014	1,841,425
Non-cash compensation through issuance of stock options	6,113	7,580	18,339	33,268	42,017	125,004
Depreciation and Amortization	103,339	9,200	336,454	113,490	173,364	213,995
Total Operating Expenses	784,298	511,842	2,474,844	1,589,487	2,476,605	2,974,857
PROFIT / (LOSS) FROM OPERATIONS	(430,950)	72,931	(1,359,086)	(155,443)	(885,760)	(1,936,321)
OTHER INCOME / (EXPENSES)
Interest expense, net	(57,138)	(58,059)	(172,438)	(173,867)	(231,745)	(260,337)
Change in fair value of warrant derivatives	4,586,076	2,064,745	1,499,682	4,788,493	(1,297,997)	(3,792,130)
Change in fair value of preferred share derivatives	4,749,332	4,156,097	(7,665,268)	(412,908)	(10,416,375)	(283,920)
Interest expense attributable to preferred share derivatives	(86,325)	(306,440)	(353,500)	(976,799)	(1,259,480)	(1,271,254)
Discount in Series E issuance attributable to beneficial conversion features	0	0	0	(39,132)	(292,213)	(512,912)
Proceeds from litigation settlement					500,000	0
Total Other Income / (Expense)	9,191,945	5,856,343	(6,691,524)	3,185,787	(12,997,812)	(6,120,553)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	8,760,995	5,929,274	(8,050,610)	3,030,344	(13,883,572)	(8,056,874)
CREDIT FOR INCOME TAXES					301,413	0
PROVISION FOR INCOME TAXES	0	1,062	2,500	7,302
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 8,760,995	$ 5,928,212	$ (8,053,110)	$ 3,023,042	$ (13,582,159)	$ (8,056,874)
NET INCOME (LOSS) PER SHARE
Basic (in dollars per share)	$ 0.03	$ 0.06	$ (0.03)	$ 0.03
Diluted (in dollars per share)	$ 0.02	$ 0.02	$ (0.03)	$ 0.03
BASIC AND DILUTED LOSS PER COMMON SHARE (in dollars per share)					$ (0.14)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	262,067,348	96,873,523	247,443,617	92,196,433
Diluted (in shares)	427,037,498	307,830,425	247,443,617	264,110,230
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)					100,020,520	75,581,345

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2009	$ 11	$ 137	$ 91	$ 608,394	$ (75,000)	$ 95,718,082	$ (306,841)	$ (90,001,793)	$ 5,943,081
Balance (in shares) at Mar. 31, 2009	1,046	13,705	9,154	60,839,374			(100,000)
Cumulative effect of reclassification of preferred stock and warrants	(11)	(137)	(91)			(7,144,131)		(3,220,203)	(10,364,573)
Conversion of Series B, Series C and Series D Preferred Shares into Common Shares				53,830	(150)	14,000			67,830
Conversion of Series B, Series C and Series D Preferred Shares into Common Shares (in shares)	(150)	(8,287)	(146)	5,383,010
Net (Loss) Income								(8,056,874)	(8,056,874)
Dividends				39,149		319,472			358,621
Dividends (in shares)				3,914,944
Common shares issued in lieu of cash in payment of preferred share derivative interest expense				93,504		805,882			899,386
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)				12,699,749
Reduction in par value				(712,040)		712,040
Proceeds received in exchange for beneficial conversion features embedded in Series E Preferred Shares						512,912			512,912
Non-cash compensation through the issuance of stock options and warrants						125,004			125,004
Costs associated with raising capital						(183,456)			(183,456)
Common shares issued in lieu of cash in payment of legal and consulting expenses				1,113		99,091			100,204
Common shares issued in lieu of cash in payment of legal and consulting expenses (in shares)				1,113,091
Write-off of subscription receivable from defunct company					75,000	(75,000)
Balance at Mar. 31, 2010	0	0	0	83,950	0	90,903,896	(306,841)	(101,278,870)	(10,597,865)
Balance (in shares) at Mar. 31, 2010	896	5,418	9,008	83,950,168			(100,000)
Net (Loss) Income								(13,582,159)	(13,582,159)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense				21,242		1,261,999			1,283,240
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)				21,241,590
Proceeds received in exchange for beneficial conversion features embedded in Series E Preferred Shares						292,213			292,213
Common shares issued pursuant to the conversion of Series D Convertible Preferred Derivatives				70,649		4,394,935			4,465,584
Common shares issued pursuant to the conversion of Series D Convertible Preferred Derivatives (in shares)				70,649,154
Non-cash compensation through the issuance of stock options and warrants						42,017			42,017
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010				938		74,062			75,000
Common shares issued pursuant to ANDA purchase agreement dated 5/18/2010 (in shares)				937,500
Common shares issued in lieu of cash in payment of legal and consulting expenses				343		13,394			13,737
Common shares issued in lieu of cash in payment of legal and consulting expenses (in shares)				343,425
Common shares issued in payment of Director's Fees				2,494		97,249			99,743
Common shares issued in payment of Director's Fees (in shares)				2,493,589
Common shares issued in payment of employee salaries				930		36,280			37,210
Common shares issued in payment of employee salaries (in shares)				930,231
Balance at Mar. 31, 2011				180,546		97,116,044	(306,841)	(114,861,029)	(17,871,280)
Balance (in shares) at Mar. 31, 2011				180,545,657			100,000
Net (Loss) Income								(8,053,110)	(8,053,110)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense				7,259		542,595			549,854
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)				7,259,361
Conversion ofseries B preferred shares into common shares				660		71,940			72,600
Conversion ofseries B preferred shares into common shares (in shares)				660,000
Conversion of series C preferred shares into common shares				15,347		1,387,320			1,402,667
Conversion of series C preferred shares into common shares (in shares)				15,346,670
Conversion of series D preferred shares into common shares				58,043		9,415,672			9,473,715
Conversion of series D preferred shares into common shares (in shares)				58,042,857
Conversion of series E preferred shares into common shares				2,976		383,929			386,905
Conversion of series E preferred shares into common shares (in shares)				2,976,190
Non-cash compensation through the issuance of stock options and warrants						18,339			18,339
Commitment fee relating to the commitment of Socius to purchase Series F Preferred Stock						(250,000)			(250,000)
Costs associated with raising capital						(40,000)			(40,000)
Balance at Dec. 31, 2011				$ 264,831		$ 108,645,839	$ (306,841)	$ (122,914,139)	$ (14,310,310)
Balance (in shares) at Dec. 31, 2011				264,830,735			100,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss) Income	$ (8,053,110)	$ 3,023,042	$ (13,582,159)	$ (8,056,874)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	363,542	362,381	483,473	508,610
Inventory adjustment			0	311,986
Change in fair value of warrant derivative liability	(1,499,682)	(4,788,493)	1,297,997	3,792,130
Change in fair value of preferred share derivative liability	7,665,268	412,908	10,416,375	283,920
Discount in Series E issuance attributable to embedded beneficial conversion feature	0	39,132	292,213	512,912
Preferred share derivative interest satisfied by the issuance of common stock	549,854	897,680	1,283,240	964,814
Legal and consulting expenses satisfied by the issuance of common stock			13,737	100,204
Salaries and Directors Fees satisfied by the issuance of common stock			136,953	0
Non-cash compensation satisfied by the issuance of common stock, options and warrants	18,339	33,268	42,017	125,004
Non-cash rent expense	8,686	22,584	48,064	0
Impairment of Intangible Assets			440,000	0
Non-cash lease accretion	949	601	20,682	0
Changes in Assets and Liabilities
Accounts receivable	88,356	(221,280)
Accounts and interest receivable			(166,706)	(395,245)
Inventories	184,963	69,151	754,931	20,488
Prepaid and other current assets	74,671	76,239	(1,962)	16,659
Security deposits	13,464	(13,725)	(13,725)	12,909
Accounts payable, accrued expenses and other current liabilities	41,355	90,892	87,686	437,734
Deferred revenues and Customer deposits	(49,399)	234,956
Derivative interest payable	(196,354)	79,120
NET CASH (USED IN) / PROVIDED BY OPERATING ACTIVITIES	(789,098)	318,456	1,552,815	(1,364,748)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(78,427)	(35,398)	(178,169)	0
Cost of leasehold improvements	(390,845)	(176,645)	(343,631)	0
Costs incurred for intellectual property assets	(32,406)	(191,274)	(866,150)	(96,404)
Proceeds from sale of retired equipment	0	30,000	30,000	0
(Deposits to) / Withdrawals from restricted cash, net	(41,826)	(51,464)	3,416	32,599
NET CASH USED IN INVESTING ACTIVITIES	(543,504)	(424,781)	(1,354,533)	(63,805)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series E Convertible Preferred Stock	125,000
Other loan payments	(9,565)	(56,669)	(13,106)	(65,839)
NJEDA bond principal payments			0	(210,000)
Proceeds from issuance of Series E Convertible Preferred Stock and Warrants			1,062,500	2,000,000
Costs associated with raising capital	(40,000)
NET CASH PROVIDED BY / (USED IN) FINANCING ACTIVITIES	75,435	(56,669)	1,049,394	1,724,161
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,257,167)	(162,994)	1,247,676	295,609
CASH AND CASH EQUIVALENTS - beginning of period	1,825,858	578,187	578,187	282,578
CASH AND CASH EQUIVALENTS - end of period	568,691	415,193	1,825,858	578,187
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	172,439	114,950	226,150	262,685
Cash paid for taxes	2,500	4,182	7,822	0
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Non-Cash acquisition of Naltrexone ANDA	0	275,000
Commitment fee relating to commitment to purchase Series F Preferred Stock	250,000	0
Cumulative effect of reclassification of Preferred Stock and Warrants as Derivative Liabilities				10,364,573
Reduction in par value of common stock from $0.01 per share to $0.001 per share				712,954
Common stock issued for purchase of intangible assets			$ 75,000

BASIS OF PRESENTATION AND LIQUIDITY	9 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1 -        BASIS OF PRESENTATION AND LIQUIDITY

The information in these condensed consolidated financial statements includes the results of operations of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries (collectively the “Company” or “Elite”) for the three and nine months ended December 31, 2011 and 2010. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to rules and regulations of the Securities and Exchange Commission in accordance with accounting principles generally accepted for interim financial statement presentation. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the condensed consolidated financial position, results of operations and cash flows of the Company for the periods presented have been included.

The financial results for the interim periods are not necessarily indicative of the results to be expected for the full year or future interim periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as and for the fiscal year ended March 31, 2011 included herewith. There have been no changes in significant accounting policies since March 31, 2011.

The Company does not anticipate being profitable for the fiscal year ending March 31, 2012; therefore a current provision for income tax was not established for the three and nine months ended December 31, 2011. Only the minimum liability required for state corporation taxes was considered.

The accompanying unaudited condensed consolidated financial statements were prepared on the assumption that the Company will continue as a going concern. As of December 31, 2011, the Company had a working capital deficit of $3.2 million, losses from operations totaling $1.4 million for the nine months ended December 31, 2011, other expenses totaling $6.7 million for the nine months ended December 31, 2011, and a net loss of $8.1 million for the nine months ended December 31, 2011. The financial statements do not include adjustments relating to the recoverability and realization of assets and classification of liabilities that might be necessary should the Company be unable to continue in operation.

Please note that revenues and operating profits for the foreseeable future are expected to be significantly and adversely effected by the U.S. Food and Drug Administration’s (“FDA”) removal of the Lodrane® extended release product line from the market. The Lodrane® extended release products, which constituted approximately 97% of the Company’s revenues at the time of FDA’s directive, were included on a list of approximately 500 cough/cold and allergy products which are being removed from the U.S. market pursuant to a directive from the FDA issued on March 4, 2011.

In addition, the Company has received Notice of Default from the Trustee of the NJED Bonds as a result of the utilization of the debt service reserve being used to pay semi-annual interest payments due on September 1st and March 1st of each year. The debt service reserve was first used to make such semi-annual interest payments on March 1, 2009 and has been utilized for all semi-annual interest payments due since September 1, 2009. As of December 31, 2011, there have been 6 separate interest payments, totaling $694k for which the debt service reserve was utilized to make such payments as a result of the Company’s not having sufficient funds available to make such payments when due.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2010, totaling $225k and requested that the Trustee withdraw such funds from the debt service reserve. The Company’s request was denied and accordingly the principal payment due on September 1, 2010, totaling $225k was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011, totaling $470k, with such amount including the principal payments due on September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and accordingly, the principal payment totaling $470k was not made.

The Company has requested a postponement of principal payments due on September 1, 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default on the NJEDA Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Please refer to Note 5 to our financial statements for a more detailed discussion of the NJEDA Bonds and Notice of Default. Please also note that the working capital deficit of $3.2 million as of December 31, 2011, includes the entire principal amount due in relation to the NJEDA Bonds. This amount, totaling $3.4 million was first classified as a current liability as of March 31, 2010, due to the Notice of Default received from the Trustee in relation to the NJEDA Bonds.

As of December 31, 2011, we had cash reserves of $0.6 million. The completion of all transactions contemplated by the Epic Strategic Alliance agreement is expected to provide additional funds to permit us to continue development our product pipeline. Despite the successful completion of the initial, second and third closings of the Epic Strategic Alliance Agreement, and the first three of a total of twelve quarterly payments of $62,500 each, there can be no assurances that Elite will be able to consummate the remaining nine quarterly payments due under the Epic Strategic Alliance Agreement. If such transactions are consummated, we will receive additional cash proceeds of $0.5625 million. Even if we were to receive the remaining nine quarterly payments due pursuant to the Epic Strategic Alliance Agreement, we still may be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all..

On December 30, 2011, Elite entered into a securities purchase agreement (the “Socius Agreement”) with Socius CG II, Ltd. (“Socius”), under which, subject to the terms of the Socius Agreement, Elite may sell up to $5 million on non-convertible Series F preferred stock (the “Series F Preferred Stock”) to Socius. Such terms include, without limitation, the filing and effectiveness of a registration, as a prerequisite of any sales of Series F Preferred Stock to Socius. There can be no assurance that Elite will be able to meet the terms and conditions representing such prerequisites of any sales of Series F Preferred Stock to Socius. Even if Elite were to sell to Socius up to $5 million of Series F Preferred Stock, it still may be required to seek additional capital in the future and there can be no assurances that Elite will be able to obtain such additional capital on favorable terms, if at all.

Furthermore, with regards to our product pipeline, please note that significant delays in the commercialization of Naltrexone 50 mg have occurred as a result of a notification received from the FDA reclassifying to a Prior Approval Supplement, the Company’s Changes Being Effected in 30 Days Supplement (“CBE-30”) related to a change in the manufacturing and packaging site this product.

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued (please see note 12).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”)

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries, (collectively the “Company”) including its wholly-owned subsidiaries, Elite Laboratories, Inc. (“Elite Labs”) and Elite Research, Inc. (“ERI”) for the years ended March 31, 2011 (“Fiscal Year 2011”) and 2010 (“Fiscal Year 2010”). Our Company consolidates all entities that we control by ownership of a majority voting interest. As of March 31, 2011, the financial statements of all wholly-owned entities are consolidated and all significant intercompany accounts are eliminated upon consolidation.

NATURE OF BUSINESS

Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. Elite Labs engages primarily in researching, developing and licensing proprietary controlled-release drug delivery systems and products. The Company is also equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved; however the Company has concentrated on developing orally administered controlled-release products. These products include drugs that cover therapeutic areas for pain, allergy and infection. The Company also engages in research and development activities for the purpose of obtaining Food and Drug Administration approval, and, thereafter, commercially exploiting generic and new controlled-release pharmaceutical products. The Company also engages in contract research and development on behalf of other pharmaceutical companies.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).

LONG-LIVED ASSETS

The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from five to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs incurred to acquire intangible assets such as for the application of patents and trademarks are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent and trademarks. Such costs are charged to expense if the patent or trademark is unsuccessful.

RESEARCH AND DEVELOPMENT

Research and development expenditures are charged to expense as incurred.

CONCENTRATION OF CREDIT RISK

The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2011 are $1,575,858. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2010 and Fiscal 2011 the Company generated all its revenues from two companies. The termination of the contracts with either of such two companies will result in the loss of a significant amount of revenues currently being earned.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

INCOME TAXES

The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during the years ended March 31, 2011 and March 31, 2010.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2011 and March 31, 2010.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2011, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal and State – 2005 and forward. The Company does not expect to have a material change to unrecognized tax positions within the next twelve months.

EARNINGS PER COMMON SHARE

Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

REVENUE RECOGNITION

Revenues earned under manufacturing agreements with other pharmaceutical companies are recognized on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured.

Revenues derived from royalties are recognized when such are reasonably estimable and collectible. Revenues from royalties which cannot be reasonably estimated are recognized when the payment is received.

Revenues derived from providing research and development services under contracts with other pharmaceutical companies are recognized when earned. These contracts provide for non-refundable upfront and milestone payments. Because no discrete earnings event has occurred when the upfront payment is received, that amount is deferred until the achievement of a defined milestone. Each nonrefundable milestone payment is recognized as revenue when the performance criteria for that milestone have been met. Under each contract, the milestones are defined, substantive effort is required to achieve the milestone, the amount of the non-refundable milestone payment is reasonable, commensurate with the effort expended, and achievement of the milestone is reasonably assured.

Revenues earned by licensing certain pharmaceutical products developed by the Company are recognized at the beginning of a license term when the Company’s customer has legal right to the use of the product. Revenues are recognized on licensing income on a straight line basis over the life of the licensing agreement.

TREASURY STOCK

The Company records common shares purchased and held in treasury at cost.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

STOCK-BASED COMPENSATION

The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2011 and 2010 was $42,016 and $125,004, respectively.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial position or results of operations upon adoption.

In October 2009, the Financial Accounting Standards Board (“FASB”) issued ASU 2009-13, Multiple Deliverable Revenue Arrangements. ASU 2009-13 provides principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. This standard shall be applied prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with earlier application permitted. Alternatively, an entity may elect to adopt this standard on a retrospective basis. Adoption of this standard is not expected to have a material impact on the financial statements.

In March 2010, the FASB ratified Emerging Issues Task Force (EITF) Issue No. 08-9, “Milestone Method of Revenue Recognition” (Issue 08-9). The Accounting Standards Update resulting from Issue 08-9 amends ASC 605-28.1. The Task Force concluded that the milestone method is a valid application of the proportional performance model when applied to research or development arrangements. Accordingly, the consensus states that an entity can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The milestone method is not required and is not the only acceptable method of revenue recognition for milestone payments. The guidance in Issue 08-9 is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2010, and may be applied: prospectively to milestones achieved after the adoption date, or retrospectively for all periods presented. Adoption of this standard is not expected to have a material impact on the financial statements.

CASH AND CASH EQUIVALENTS	9 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE 2 -         CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date, has not experienced losses on any of its balances.

MANAGEMENT'S LIQUIDITY PLANS	12 Months Ended
Mar. 31, 2011
Management's Liquidity Plans Disclosure [Abstract]
Management's Liquidity Plans Disclosure [Text Block]
NOTE 2	MANAGEMENT’S LIQUIDITY PLANS

The Company reported net losses of $13,582,159 and $8,056,874 for the fiscal years ended March 31, 2011 and 2010, respectively. At March 31, 2011, the Company had a working capital deficiency of approximately $1.5 million and an accumulated deficit of approximately $114.9 million, consolidated assets of approximately $11.8 million, and negative stockholders’ equity of approximately $17.9 million. The Company has not generated any significant profits to date. During the fiscal year ended March 31, 2011, the Company raised $1,062,500 of net proceeds from the sale of Series E Preferred Stock, and issued Series E Preferred Stock with a face value of $1,062,500, with the payment for such Series E Preferred Stock being received during Fiscal 2010.

The Company’s strategy is to continue to be engaged in the development and manufacturing of oral controlled-release products. It will continue to develop generic versions of controlled-release drug products with high barriers to entry and assist partner companies in the life cycle management of products to improve off-patent drug products. The Company has two products currently being sold commercially; a generic product recently purchased and being transferred to Elite but not yet being sold; an approval for a generic product not yet being sold; and a pipeline of products under development.

As of March 31, 2011, the Company’s principal source of liquidity was approximately $1.8 million of cash and cash equivalents The Company may also receive funds through the exercise of outstanding stock options and warrants and $0.6875 million from the issuance of the Company’s Series E Convertible Preferred Stock pursuant to the Strategic Alliance Agreement with Epic Pharma. However, there can be no assurance of the exercise of any outstanding options or warrants, the performance of Epic Pharma under the Strategic Alliance Agreement, or that any cash received from such sources will be material to contribute sufficient amounts to continue operating activities.

As a result there is no assurance that the Company’s business strategy will be successfully implemented, and with the Company’s existing working capital levels, there can be no assurance that the Company will continue as a going concern.

INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	NOTE 3 - INVENTORIES Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).
NOTE 3	INVENTORIES

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2011 and 2010 consist of the following:

	2011	2010
Finished Goods	$156,399	$164,529
Raw Materials	1,507,419	1,701,188
	1,663,818	1,865,717
Less: Inventory Valuation Reserve	(1,047,456)	(494,425)
	$616,362	$1,371,292

The Inventory Valuation Reserve as of March 31, 2011, consists of raw materials with an aggregate cost of $918,355 having no commercial value due to the FDA’s decision to remove Lodrane from the market and the FDA’s recent reclassification of the Company’s application to transfer the manufacturing site of Hydromorphone to its facilities from CBE-30 to Prior Approval, as well as $35,762 in expired raw materials which have not yet been destroyed and $93,339 in mark-to-market adjustments required to fairly state the Company’s raw materials inventory at the lower of cost or market, with current replacement cost being the standard upon which the market value is determined.

Please refer to the Current Reports on Form 8-K filed with the SEC on March 4, 2011 and June 6, 2011 for details on the FDA’s decision to remove Lodrane from the market and the FDA’s reclassification of the Company’s application for transfer of manufacturing site, respectively, with such filings being herein incorporated by reference.

The Inventory Valuation Reserve as of March 31, 2010, consisted of $494,425 in mark-to-market adjustments required to fairly state the Company’s raw materials inventory at the lower of cost or market, with current replacement cost being the standard upon which the market value is determined.

PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 -	PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2011 and 2010 consists of the following:

	2011	2010
Laboratory manufacturing, and warehouse equipment	$5,117,709	$5,089,540
Office equipment	56,961	56,961
Furniture and fixtures	62,406	62,406
Transportation equipment	66,855	66,855
Land, building and improvements	2,835,783	2,492,152
Equipment under capital lease	168,179	168,179
	8,307,893	7,936,093
Less: Accumulated depreciation and amortization	(4,189,619)	(3,840,279)
	$4,118,274	$4,095,814

Depreciation and amortization expense amounted to $483,473 and $508,610 for the years ended March 31, 2011 and 2010, respectively.

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 4 -         INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of December 31, 2011, the following costs were recorded as intangible assets on the Company’s balance sheet:

Intangible assets at March 31, 2011 (audited)
Patent application costs	147,556
ANDA acquisitions	450,000
Total Intangible Assets at March 31, 2011 (audited)	597,556

Intangible asset costs capitalized during the nine months ended December 31, 2011
Patent application costs	32,407
ANDA acquisition costs	—

Amortization of intangible assets during the nine months ended December 31, 2011
Patent application costs	—
ANDA acquisition costs	—

Intangible assets at December 31, 2011 (unaudited)
Patent application costs	179,963
ANDA acquisitions costs	450,000
Total Intangible Assets at December 31, 2011 (unaudited)	629,963

The costs incurred in patent applications totaling $32,407 for the nine months ended December 31, 2011, were related to our abuse resistant opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of March 31, 2011 and 2010, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2011	2010
Intangible assets at beginning of fiscal year
Patent application costs	172,841	151,300
Trademarks	—	8,120
ANDA acquisitions	—	—
Less: Accumulated Amortization	(76,434)	(131,677)
Net Intangible Assets at beginning of fiscal year	96,407	27,743

Intangible asset costs capitalized during the fiscal year
Patent application costs	51,152	96,404
Trademarks		—
ANDA acquisition costs	890,000	—
Total cost of intangible assets capitalized	941,152	96,404

Amortization of intangible assets during fiscal year
Patent application costs	—	6,990
Trademarks	—	540
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	7,530

Impairment of intangible assets during the fiscal year
Patent application costs	76,434	74,863
Trademarks	—	8,120
ANDA acquisition costs	(440,000)	—
Accumulated amortization of impaired assets	(76,434)	(62,773)
Net impairment of intangible assets	(440,000)	20,210

Intangible assets at end of fiscal year
Patent application costs	147,556	172,841
Trademarks	—	—
ANDA acquisition costs	450,000	—
Less: Accumulated Amortization	—	(76,434)
Net Intangible Assets	$597,556	$96,407

The costs incurred in patent applications totaling $51,152 and $96,404 for the 2011 and 2010 fiscal years, were all related to our abuse resistant and extended release opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

The ANDA acquisition costs of $890,000 incurred during the 2011 fiscal year, are related to our acquisition of the ANDA’s for Hydromorphone 8mg, Naltrexone 50mg and Phentermine 37.5mg tablets. For further details on these acquisitions, please refer to the current reports on Form 8-K filed with the SEC on May 24, 2010 for the Hydromorphone ANDA acquisition and September 1, 2010 for the Naltrexone and Phentermine ANDA acquisitions, such filings being herein incorporated by this reference. In addition, please refer to exhibits 10.4, 10.5 and 10.7 of the quarterly report on Form 10-Q filed with the SEC on November 15, 2010 for the purchase agreements for Hydromorphone, Naltrexone, and Phentermine, respectively, such filings being herein incorporated by this reference.

The Company has successfully transferred production of the Phentermine 37.5mg product to its facilities and has commenced commercial production of this product. Please refer to the current report on form 8-K, filed with the SEC on April 7, 2011, such filing being herein incorporated by reference.

On May 31, 2011, the Company received a letter from the FDA responding to a Changes Being Effected in 30 Days (“CBE 30”) supplement filed by the Company with the agency to change the manufacturing and packaging location of the Hydromorphone Hydrochloride Tablets USP, 8mg ANDA purchased from Mikah Pharma. The letter from the FDA informed the Company that the agency has reclassified the application as a prior approval supplemental application which will delay the commercialization of the product. The delay imposed by such reclassification is a significant detrimental factor to the value of the Hydromorphone AND. In accordance with GAAP, the Company recorded an impairment equal to the full historical cost.

The Company has also recorded an impairment equal to the full historical cost of the Naltrexone 50mg ANDA, as the reason given by the FDA for the reclassification of the Company’s application filed with the FDA for Hydromorphone may also apply to a similar application filed by the Company with the FDA for the transfer of manufacturing and packaging for Naltrexone 50mg.

INVESTMENT IN NOVEL LABORATORIES INC.	12 Months Ended
Mar. 31, 2011
Cost Method Investments In Joint Ventures Disclosure [Abstract]
Cost Method Investments In Joint Ventures Disclosure [Text Block]
NOTE 6	INVESTMENT IN NOVEL LABORATORIES INC.

At the end of 2006, Elite entered into a joint venture with VGS Pharma, LLC (“VGS”) and created Novel Laboratories, Inc. (“Novel”), a privately-held company specializing in pharmaceutical research, development, manufacturing, licensing, acquisition and marketing of specialty generic pharmaceuticals. Novel's business strategy is to focus on its core strength in identifying and timely executing niche business opportunities in the generic pharmaceutical area. Elite’s ownership interest in Novel’s Class A Voting Common Stock of Novel is approximately 10% of the outstanding shares of Class A Voting Common Stock of Novel. As of October 1, 2007, Elite deconsolidated its financial statements from Novel and the investment in Novel is accounted for under the cost method of accounting.

Since its inception, Novel has filed at least 11 Abbreviated New Drug Applications with the US Food and Drug Administration. The first ANDA approval for Novel was received in Dec 2008 and at least three additional ANDA approvals were received in 2009. Four of the Novel ANDAs have been granted first-to-file status.

In addition, Novel has acquired three ANDAs to supplement its own in-house product development and marketing strategy. Novel has publicly said that it has identified over 50 drug products which are in various stages of development that it plans to commercialize in the coming years.

We also know from public information that Perrigo Company acquired rights in 2010 for an undisclosed amount to an additional Novel ANDA approved in 2010 for the product HalfLytely®. Novel believes this is a first to file ANDA. Perrigo expects to be in a position to launch a generic version of this product later this year and they expect to have 180 days of generic exclusivity. Novel will manufacture the product exclusively for Perrigo. Annual sales for the branded product were approximately $80 million according to Wolters Kluwer.

In accordance with GAAP, the company records an impairment write-down to such investments when the cost of the investment exceeds its fair value and when the decline in value is determined to be other-than temporary. Indicators of an other-than-temporary decline in value include, without limitation, the following:

A significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee

A significant adverse change in the regulatory, economic, or technological environment of the investee

A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates

A bona fide offer to purchase (whether solicited or unsolicited), an offer by the investee to sell, or a completed auction process for the same or similar security for an amount less than the cost of the investment

Factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

A review and assessment of all documents available, public announcements by Novel and communications with the management of Novel does not indicate the existence of impairment indicators. Accordingly, the Company determined that no impairment is required in the valuation of its investment in Novel as of March 31, 2011. The valuation of the Company’s investment in Novel remains at $3,329,322, an amount equal to the valuation as of March 31, 2010 with no impairment write downs.

NJEDA BONDS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Debt Disclosure [Abstract]
Tax Exempt Bonds Disclosure [Text Block]

NOTE 5 -         NJEDA BONDS

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”). The refinancing involved borrowing $4,155,000, evidenced by a 6.5% Series A Note in the principal amount of $3,660,000 maturing on September 1, 2030 and a 9% Series B Note in the principal amount of $495,000 maturing on September 1, 2012. The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products. As of December 31, 2011, all of the proceeds were utilized by the Company for such stated purposes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a $415,500 Debt Service Reserve Fund consisting of $366,000 from the Series A Notes proceeds and $49,500 from the Series B Notes proceeds. The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets. $1,274,311 of the proceeds had been deposited in a short-term restricted cash account to fund the purchase of manufacturing equipment and development of the Company’s facility.

Bond issue costs of $354,000 were paid from the bond proceeds and are being amortized over the life of the bonds. Amortization of bond issuance costs amounted to $3,533 and $10,598 for the three and nine months ended December 31, 2011.

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

The interest payments due on March 1, 2009, September 1, 2009, March 1, 2010, September 1, 2010, March 1, 2011 and September 1, 2011 totaling $120,775, $120,775, $113,075, $113,075, $113,075, and $113,075, respectively were paid from the debt service reserve held in the restricted cash account, due to the Company not having sufficient funds to make such payments when due.

The principal payment due on September 1, 2009, totaling $210,000 was paid from the debt service reserve held in the restricted cash account, due to the Company not having sufficient funds to make the payment when due.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2010, totaling $225k and requested that the Trustee withdraw such funds from the debt service reserve. The Company’s request was denied and accordingly the principal payment due on September 1, 2010, totaling $225k was not made.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2011, totaling $470k, with such amount including the principal payments due on September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and accordingly, the principal payment totaling $470k was not made.

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve on March 1, 2009, September 1, 2009, March 1, 2010, September 1, 2010, March 1, 2011 and September 1, 2011.

The Company does not expect to have sufficient available funds as of September 1, 2012, to make principal payments, totaling $730,000, and consisting of $260,000 due on September 1, 2012, $245,000 which was due on September 1, 2011 and not paid and $225,000 which was due on September 1, 2010 and not paid.

The Company has received Notice of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve, and has requested a postponement of principal payments due on September 1st of 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default under the NJED Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the entire principal due, an amount aggregating $3.385 million, as a current liability.

NOTE 7 -	NJEDA BONDS

On September 2, 1999, the Company completed the issuance of tax exempt bonds by the New Jersey Economic Development Authority (“NJEDA” or the “Authority”). The aggregate proceeds from the issuance of the fifteen year term bonds were $3,000,000. Interest on the bonds accrues at 7.75% per annum. A portion of the proceeds were used by the Company to refinance its land and building, and the remaining proceeds were intended to be used for the purchase of manufacturing equipment and building improvements.

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”). The refinancing involved borrowing $4,155,000, evidenced by a 6.5% Series A Note in the principal amount of $3,660,000 maturing on September 1, 2030 and a 9% Series B Note in the principal amount of $495,000 maturing on September 1, 2012. The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a $415,500 Debt Service Reserve Fund consisting of $366,000 from the Series A Notes proceeds and $49,500 from the Series B Notes proceeds. The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets. $1,274,311 of the proceeds had been deposited in a short-term restricted cash account to fund the purchase of manufacturing equipment and development of the Company’s facility. As of September 30, 2010, all of these proceeds were utilized to upgrade the Company’s manufacturing facilities and for the purchase of manufacturing and laboratory equipment.

Bond issue costs of $354,000 were paid from the bond proceeds and are being amortized over the life of the bonds. Amortization of bond issuance costs amounted to $3,533 and $10,598 for the three and nine months ended December 31, 2010, respectively.

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

The interest payment of $120,775 due on September 1, 2009, and three separate interest payments of $113,075 due on March 31, 2010, September 1, 2010 and March 1, 2011, respectively, were paid from the debt service reserve held in the restricted cash account, due to the Company not having sufficient funds to make such payments when due.

The principal payment due on September 1, 2009, totaling $210,000 was paid from the debt service reserve held in the restricted cash account, due to the Company not having sufficient funds to make the payment when due.

The Company did not have sufficient funds available to make the principal payments due on September 1, 2010 totaling $225,000 (the “2010 Principal Payment”), and requested the Trustee to withdraw the funds from debt service reserve held in the restricted cash account and to utilize such funds to make the principal payment due. The Company’s request was denied by the Trustee. Accordingly, the principal payment due on September 1, 2010, totaling $200,000 was not made.

Pursuant to the terms of the NJEDA Bonds, the Company is required to replenish any amounts withdrawn from the debt service reserve and used to make principal or interest payments in six monthly installments, each being equal to one-sixth of the amount withdrawn and with the first installment due on the 15th of the month in which the withdrawal from debt service reserve occurred and the remaining five monthly payments being due on the 15th of the five immediately subsequent months. The Company has, to date, made all payments required in relation to the withdrawals made from the debt service reserve on September 1, 2009, March 1, 2010, September 1, 2010 and March 1, 2011. The Company is required to make two additional monthly payments of $19,529 during the period June 29, 2011 through August, 2011, in order to fully replenish the March 1, 2011 withdrawal from the debt service reserve.

The Company does not expect to have sufficient available funds to make the interest payment of $113,075 due on September 1, 2011 as well as principal payments totaling $245,000 due on September 1, 2011 (the “2011 Principal Payment”). Please note that the 2011 Principal Payment is in addition to the 2010 Principal Payment, which has not yet been paid.

The Company has received Notice of Default from the Trustee of the NJEDA Bonds in relation to the withdrawals from the debt service reserve, and has requested a postponement of principal payments due on September 1st of 2010, 2011 and 2012, with an aggregate of all such postponed principal payments being added to the principal payments due on September 1, 2013. Resolution of the Company’s default under the NJED Bonds and our request for postponement of principal payments will have a significant effect on our ability to operate in the future.

Due to issuance of a Notice of Default being received from the Trustee of the NJEDA Bonds, and until the event of default is waived or rescinded, the Company has classified the entire principal due, an amount aggregating $3.385 million, as a current liability.

Bond financing consisting of the following, as of March 31,

	2011	2010

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2012	$470,000
2013	260,000
2014	185,000
2015	195,000
2016	210,000
Thereafter	2,065,000
$3,385,000

PREFERRED STOCK DERIVATIVE LIABILITIES	9 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 6 -         PREFERRED STOCK DERIVATIVE LIABILITIES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liability as of December 31, 2011
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding	796.6	3,116	—	3,112.5	7,025.1

Underlying common shares into which Preferred may convert	5,310,393	20,773,333	—	126,012,146	152,095,872

Closing price on valuation date	$0.07	$0.07	n/a	$0.07	$0.07

Preferred stock derivative liability at December 31, 2011	$371,728	$1,454,133	$—	$8,820,850	$10,646,711

Preferred stock derivative liability at September 30, 2011	$536,350	$2,958,627	$—	$12,677,200	$16,172,177

Preferred stock derivative liability at June 30, 2011	$97,593	$572,087	$—	$20,659,722	$21,329,402

Preferred stock derivative liability at March 31, 2011	$56,961	$333,906	$4,527,343	$9,274,119	$14,192,329

CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended Dec 31		Nine months ended Dec 31,
	2011	2010	2011	2010
Change in Preferred Stock Derivative Liability	$(4,749,332)	$(4,156,097)	$7,665,268	$412,908

Please note that on August 12, 2011, the Holders of in excess of 50% of the Company’s outstanding shares of Series B 8% Convertible Preferred Stock, par value US $0.01 per share (“Series B Preferred Stock”), and shares of Series C 8% Convertible Preferred Stock, par value US $ 0.01 per share (“Series C Preferred Stock”), voting as one class (collectively the “Preferred Stock”), consented to amendments to the Amended Certificates of Designations of the Series B Preferred Stock and the Series C Preferred Stock (the “Amended Certificates”). The Certificates of Designations for each of the Series B Preferred Stock and the Series C Preferred Stock are the same in all respects except where specifically noted.

Pursuant to the terms of the Amended Certificates, the terms of the Series B Preferred and the Series C Preferred Stock have been amended as follows, with the amendment to the Conversion Price, as detailed below, resulting in a significant increase in the underlying common shares into which the Series B Preferred Stock and Series C Preferred may convert, and accordingly a significant effect on the preferred stock derivative liability related to the Series B Preferred Stock and Series C Preferred Stock.

Dividends : The Preferred Stock continues to accrue dividends at the rate of 8% per annum on their stated value of US $1,000 per share, payable quarterly on January 1, April 1, July 1 and October 1 and such rate shall not increase to 15% per annum as previously provided in the respective Certificates of Designations of the Preferred Stock.

Conversion Price : The conversion price of the Series B Preferred Stock was reduced from $1.23 to $0.15 per share and the conversion price of the Series C Preferred Stock was reduced from $1.27 per share to $0.15 per share (subject to adjustments as provided in the Amended Certificates).

Automatic Monthly Conversions : On each Monthly Conversion Date (as defined below), a number of shares of the Preferred Stock equal to each Holder’s pro rata portion (based on the number of shares of Preferred Stock held by each Holder on August 1, 2011) of the Monthly Conversion Amount (as defined below) will automatically convert into shares of the Company’s Common Stock at the then effective conversion price (each such conversion, a “Monthly Conversion”). Notwithstanding the foregoing, the Company will not be permitted to effect a Monthly Conversion on a Monthly Conversion Date unless (i) the Common Stock shall be listed or quoted for trading on a trading market, (ii) there is a sufficient number of authorized shares of Common Stock for issuance of all Common Stock to be issued upon such Monthly Conversion, (iii) as to any Holder of the Preferred Stock, the issuance of shares will not cause a breach of the ownership limitations set forth in the Amended Certificates, (iv) if requested by a Holder of the Preferred Stock and a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion is provided by such Holder after request from the Company, the shares of Common Stock issued upon such Monthly Conversion are delivered electronically through the Depository Trust Company or another established clearing corporation performing similar functions(“DTC”), may be sold by such Holder pursuant to an exemption under the Securities Act of 1933 and are otherwise free of restrictive legends and trading restrictions on such holder, (v) there has been no public announcement of a pending or proposed Fundamental Transaction or Change of Control Transaction (as such terms are defined in the Amended Certificates) that has not been consummated, (vi) the applicable Holder of Preferred Stock is not in possession of any information provided to such holder by the Company that constitutes material non-public information, and (vii) the average VWAP (as defined in the Amended Certificates) for the 20 trading days immediately prior to the applicable Monthly Conversion Date equals or exceeds the then effective conversion price of the Preferred stock. As used herein, the following terms have the following meanings: (i) “Monthly Conversion Date” means the first day of each month, commencing on September 1, 2011, and terminating on the date the Preferred Stock is no longer outstanding; (ii) “Monthly Conversion Amount” means an aggregate Stated Value of the Preferred Stock among all Holders that is equal to 35% of aggregate dollar trading volume of the Common Stock during the 20 Trading Days immediately prior to the applicable Monthly Conversion Date (such 20 Trading Day period, the “Measurement Period”), increasing to 50% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds US $0.20 (subject to adjustment for forward and reverse stock splits and the like that occur after August 1, 2011) and further increasing to 70% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.25 (subject to adjustment for forward and reverse stock splits and the like that occur after August 1, 2011). All shares of Common Stock issued on a Monthly Conversion Date shall be delivered otherwise in accordance with the procedures and time frames set forth in Section 6 of the Amended Certificates. Upon the request of the Company, each Holder shall provide to the Company, a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion. As of December 31, 2011, the Company does not meet certain of the requirements for Automatic Monthly Conversions.

Warrant Derivative Liabilities

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31 2011	June 30 2011	Sept 30 2011	Dec 31 2011
Risk-Free interest rate	0.09% - 2.9%	0.3% - 2.5%	0.02% - 1.3%	0.02% - 1.09%
Expected volatility	138% - 194%	153% - 217%	133% - 196%	100% - 175%
Expected life (in years)	0.3 – 7.0	0.0 – 6.8	0.2 – 6.5	0.3 – 6.3
Expected dividend yield	—	—	—	—
Number of warrants	155,325,048	154,334,659	154,153,308	153,674,610

Fair Value of Warrant Derivative Liability	$10,543,145	$24,126,576	$13,629,540	$9,043,464

CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2011	2010	2011	2010
Change in Warrant Derivative Liability	$(4,586,076)	$(2,064,745)	$(1,499,682)	$(4,788,493)

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

OPERATING LEASES	9 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]

NOTE 8 -         OPERATING LEASES

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease. The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as engaging in manufacturing, packaging and distribution activities.

This property requires significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use. Approximately 3,500 square feet of this property is being used for the storage of pharmaceutical finished goods, raw materials, equipment and documents. The property is currently not being used for manufacturing and packaging activities.

Leasehold improvements and qualification as suitable for manufacturing and packaging operations are expected to be achieved within two years from the beginning of the lease term. These are estimates based on current project plans, which are subject to change. There can be no assurance that the construction and qualification will be accomplished during the estimated time frames, or that this property will ever achieve qualification for intended future utilization.

Minimum 5 year payments* for the leasing of 15,000 square feet at 135 Ludlow are as follows:

Fiscal year ended March 31, 2012	$79,248
Fiscal year ended March 31, 2013	81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Total Minimum 5 year lease payments	$416,442

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this registration statement.

Rent expense relating to the operating lease is recorded using the straight line method, and is summarized as follows:

RENT EXPENSE
	Three Months Ended Dec 31, 2011	Three Months Ended Dec 31, 2010	Nine Months Ended Dec 31, 2011	Nine Months Ended Dec 31, 2010
Rent Expense	$22,584	$22,584	$67,753	$45,169

Change in deferred rent liability	$2,895	$22,584	$8,686	$45,169

DEFERRED RENT LIABILITY (LONG-TERM LIABILITY)
	March 31 2011	June 30 2011	September 30 2011	December 31 2011
Balance of Deferred Rent Liability	$48,064	$50,960	$53,855	$56,748

LOANS PAYABLE AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 8 -	LOANS PAYABLE AND LONG TERM DEBT

Loans payable and long term debt consisted of the following:

	March 31, 2011		March 31, 2010
		Long-		Long-
	Current	Term	Current	Term
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan	$13,105	$6,717	$11,793	$19,823

Short term loan to finance commercial insurance policy			9,701

Short term loan to finance directors & officers insurance policy			60,808

TOTAL	$13,105	$6,717	$82,302	$19,823

LEASES OF RENTAL PROPERTIES	12 Months Ended
Mar. 31, 2011
Operating Leases Rental Properties Disclosure [Abstract]
Operating Leases Rental Properties Disclosure [Text Block]
NOTE 9 -	LEASES OF RENTAL PROPERTIES

The following leases for rental properties were operative during the year ended March 31, 2011:

	80 Oak Street	135 Ludlow Ave
	Unit 102	(see note 10)
Effective Date	August 1, 2009	July 1, 2010

Termination Date	November 30, 2010	December 31, 2015

Lease term	Month-to-month	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2011 Fiscal Year	$29,102	$67,753

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2012	—	79,248
Fiscal year ended March 31, 2013	—	81,228
Fiscal year ended March 31, 2014	—	83,259
Fiscal year ended March 31, 2015	—	85,344
Fiscal year ended March 31, 2016	—	87,363
	—	$416,442

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at June 29, 2011, the time of filing of the Company’s annual report on Form 10-K.

The real estate leases are recorded as operating leases.

The lease for 80 Oak Street was a month-to-month lease, and accordingly the rent expense was equal to rent payments made during Fiscal Year 2011.

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue

Fiscal Year
Ended
March 31, 2011
Rent Expense	67,753

Actual lease payments	19,689

Increase in deferred rent liability	48,064

Balance of deferred rent liability	48,064

LEASE OF 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2011
Operating Leases Rental Properties 135 Ludlow Avenue Disclosure [Abstract]
Operating Leases Rental Properties 135 Ludlow Avenue Disclosure [Text Block]
NOTE 10 -	LEASE OF 135 LUDLOW AVENUE

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease.

The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional 5 year terms. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as pharmaceutical manufacturing, packaging and distribution activities.

This property requires significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use.

Leasehold improvements and qualification as suitable for manufacturing, packaging and distribution operations are expected to be achieved within two years from the beginning of the lease term. These are estimates based on current project plans, which are subject to change. There can be no assurance that the construction and qualification will be accomplished during the estimated time frames, or that the property located at 135 Ludlow Avenue, Northvale, New Jersey will ever achieve qualification for intended future utilization.

Please refer to Note 9 of these financial statements for details on minimum lease payments, rent expense and deferred rent liabilities.

LEASE TERMINATION COSTS - 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2011
Operating Leases Rental Properties Termination Costs Disclosure [Abstract]
Operating Leases Rental Properties Termination Costs Disclosure [Text Block]
NOTE 11 -	LEASE TERMINATION COSTS - 135 LUDLOW AVENUE

The lease for the property located at 135 Ludlow Avenue, Northvale NJ, includes a requirement that, at termination, the Company return the property to its condition at the inception of the lease, with normal wear and tear excepted. Such requirement accordingly represents an unconditional obligation associated with the retirement of a long-lived asset and subject to ASC 410 of the Codification. The Company estimates such costs would amount to $50,000, at lease termination, and pursuant to ASC 410 has recorded a liability and offsetting asset equal to the present value, at lease inception, of such obligation. This liability is accreted over the term of the lease (including extensions), using the interest method.

DEFERRED REVENUES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

NOTE 9 -         DEFERRED REVENUES

Deferred revenues totaling $182,224 represents the unamortized amount of a $200,000 advance payment received from Precision Dose Inc. for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current portion of deferred revenues, totaling $13,333 represents the revenue that will be recognized over the 12 months immediately subsequent to December 31, 2011. The long term portion of deferred revenues, totaling $168,891, represents the revenue that will be recognized during the period that begins more than twelve months subsequent to December 31, 2011.

NOTE 12 -	DEFERRED REVENUES

Deferred revenues in the aggregate amount of $192,223, consisting of a current component of $13,333 and a long term component of $178,890 represents the unamortized amount of a $200,000 advance payment received for a licensing agreement with a fifteen year term beginning in September 2010 and ending in August 2025. The advance payment was recorded as deferred revenue when received and is earned, on a straight line basis over the fifteen year life of the license. The current component is equal to the amount of revenue to be earned during the 12 month period immediately subsequent to the balance date and the long term component is equal to the amount of revenue to be earned thereafter.

STOCKHOLDERS' EQUITY	9 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10 -       STOCKHOLDERS’ EQUITY

Common Stock

During the nine months ended December 31, 2011, the Company issued a total of 84,285,078 shares of Common Stock, with such issuances of Common Stock being summarized as follows:

Description	Shares Of Common Stock
Common shares issued in lieu of cash in payment of preferred share derivative interest expenses totaling $282,680 which were due and owing as of March 31, 2011 to holders of the Company’s Series B, Series C and Series D Preferred Share derivative instruments	4,775,017

Common shares issued in lieu of cash in payment of preferred share derivative interest expenses totaling $142,805 which were due and owing as of June 30, 2011 to holders of the Company’s Series B, Series C and Series D Preferred Share derivative instruments	952,686

Common shares issued in lieu of cash in payment of preferred share derivative interest expenses totaling $124,370 which were due and owing as of December 31, 2011 to holders of the Company’s Series B and Series C Preferred Share derivative instruments	1,531,658

Common shares issued pursuant to the conversion of Series B Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $72,600 at the time of their conversion	660,000

Common shares issued pursuant to the conversion of Series C Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $1,402,667 at the time of their conversion	15,346,670

Common shares issued pursuant to the conversion of Series D Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $9,473,715 at the time of their conversion	58,042,857

Common shares issued pursuant to the conversion of Series E Preferred Share derivatives, with such derivative liabilities being valued at an aggregate of $386,905 at the time of their conversion	2,976,190

Total Common Shares issued during the nine months ended December 31, 2011	84,285,078

Options

At December 31, 2011, the Company had 1,943,605 options fully vested and outstanding with exercise prices ranging from $0.06 to $3.00 per share; each option representing the right to purchase one share of common stock. In addition, there are 1,065,395 options issued pursuant to the Company’s 2004 Stock Option Plan which are outstanding and not vested, with exercise prices ranging from $0.06 to $2.50 per share. These options are scheduled to vest in equal annual increments on January 18, 2012 and 2013 or upon the occurrence of certain defined events and require that employees awarded such options be employed by the Company on the vesting date.

PREFERRED SHARE DERIVATIVE INTEREST PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Preferred Share Derivative Interest Payable [Abstract]
Preferred Share Derivative Interest Payable [Text Block]

NOTE 7 -         PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of December 31, 2011 consisted of $86,236 in derivative interest accrued and owing as of December 31, 2011. The full amount of derivative interest payable as of December 31, 2011, was paid via the issuance of 1,151,013 shares of common stock in January 2012.

NOTE 13 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of March 31, 2011 consisted of $282,680 in derivative interest accrued as of March 31, 2011. The full amount of derivative interest payable as of March 31, 2011 was paid via the issuance of 4,775,017 shares of Common Stock, in lieu of cash, in April 2011.

Preferred share derivative interest payable as of March 31, 2010 consisted of $306,440 in derivative interest accrued as of March 31, 2010. The full amount of derivative interest payable as of March 31, 2011 was paid via the issuance of 3,402,813 shares of Common Stock, in lieu of cash, in April 2010.

DERIVATIVE LIABILITIES - PREFERRED SHARES	12 Months Ended
Mar. 31, 2011
Derivative Liabilities Preferred Shares Disclosure [Abstract]
Derivative Liabilities Preferred Shares Disclosure [Text Block]
NOTE 14	-	DERIVATIVE LIABILITIES – PREFERRED SHARES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liabilities – Fiscal Year 2011

	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2011	896	5,418	4,063	3,062.5	13,439.5

Underlying common shares into which Preferred may convert	730,274	4,280,842	58,042,861	118,898,957	181,952,934

Closing price on valuation date	$0.078	$0.078	$0.078	$0.078	$0.078

Preferred stock derivative liability at March 31, 2011	$56,961	$333,906	$4,527,343	$9,274,119	$14,192,329

Change in preferred stock derivative liability for the 2011 Fiscal Year					$10,416,376

The change of $10,416,375 in value of the preferred stock derivative liability occurring during the 2011 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

Preferred Stock Derivative Liabilities – Fiscal Year 2010

	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding as of March 31, 2010	896	5,418	9,008	2,000	17,322

Underlying common shares into which Preferred may convert	574,076	3,365,217	45,037,200	44,256,006	93,232,499

Closing price on valuation date	$0.085	$0.085	$0.085	$0.085	$0.085

Preferred stock derivative liability at March 31, 2010	$48,797	$286,043	$3,828,162	$3,761,761	$7,924,763

Change in preferred stock derivative liability for the 2010 Fiscal Year					$283,920

The change of $283,920 in value of the preferred stock derivative liability occurring during the 2011 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

DERIVATIVE LIABILITIES - WARRANTS	12 Months Ended
Mar. 31, 2011
Derivative Liabilities Warrants Disclosure [Abstract]
Derivative Liabilities Warrants Disclosure [Text Block]
NOTE 15	-	DERIVATIVE LIABILITIES - WARRANTS

To date, the Company has authorized the issuance of Common Stock Purchase Warrants, with terms of five to seven years, to various corporations and individuals, in connection with the sale of securities, loan agreements and consulting agreements. Exercise prices range from $0.0625 to $3.25 per warrant. The warrants expire at various times through March 31, 2018.

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2011		Fiscal Year 2010
		Weighted		Weighted
		Average		Average
	Warrant	Exercise	Warrant	Exercise
	Shares	Price	Shares	Price
Balance at beginning of year	125,299,740	$0.25	39,667,853	$0.63

Warrants issued	40,000,000	$0.06	80,000,000	$0.06

Exchange warrants issued	—	—	5,806,887	$0.25

Warrant exercises, forfeited or expired	9,974,692	$0.69	175,000	$2.82

Ending Balance	155,325,048	$0.15	125,299,740	$0.25

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

	March 31	March 31
	2011	2010
Risk-Free interest rate	.09% - 2.9%	2.4% - 3.3%
Expected volatility	138% - 194%	126% - 214%
Expected life (in years)	0.3 – 7.0	0.5 – 6.6
Expected dividend yield	—	—
Number of warrants	155,325,048	125,299,740

Fair value – Warrant Derivative Liability	$10,543,145	$8,499,423

Change in warrant derivative liability for the twelve months ended	$1,297,998	$3,792,130

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

The changes of $1,297,998 and $ 3,792,130 in value of the warrant derivative liability occurring during the years ended March 31, 2011 and 2010, respectively, are included in the amounts reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES	12 Months Ended
Mar. 31, 2011
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 16	-	BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES

The Series E Preferred shares include an option, exercisable from the issuance date, to convert to common shares at prices which were less than the market price of the Company’s Common Stock on the date such Series E Preferred shares were issued. The difference between the share price and option price represents a beneficial conversion feature existing on the issue date.

In accordance with GAAP, the beneficial conversion feature was valued separately and allocated to additional paid in capital. The valuations were calculated using the relative fair value method allocating the proceeds from each issuance of the Series E Preferred shares to the conversion option and detachable warrants, if such warrants were included with an issuance.

The beneficial conversion option is then required to be recognized as a discount and amortized over a period that begins on the date of issuance and ends on the earliest conversion date. As the conversion options were exercisable on their issue date, the full value assigned to the conversion option was immediately amortized and charged to interest expense.

During Fiscal Year 2011, the Company had two separate issuances of Series E Preferred Stock, consisting of 62.5 shares issued in September 2010 and 1,000 shares issued in March 2011.

The valuation of the beneficial conversion features, and detachable warrants, were applicable, for each issuance of Series E Preferred Stock occurring during Fiscal Year 2011 is summarized as follows:

	Sept 2010	March 2011
	Issuance	Issuance
Allocation of proceeds to conversion option
Proceeds from issuance of Series E shares	$62,500	$1,000,000
Value of detachable warrants – March 2011 only (see Black-Scholes calculation below)	-0-	2,951,297
Total of proceeds plus warrants	62,500	3,951,297

Allocation % attributable to Series E shares (quotient of proceeds divided by proceeds plus warrant value)	100%	25.3%

Proceeds allocated to conversion option	$62,500	$253,081
Proceeds allocated to warrants	—	$746,919

Gross value of beneficial conversion option
Share price on date of issuance	$0.0600	$0.0780
Conversion option price	$0.0369	$0.0258
Beneficial conversion feature per share	$0.0231	$0.0522
Common shares on conversion	1,693,870	38,824,149
Gross value of beneficial conversion feature	$39,132	$2,028,284

Beneficial Conversion Feature Recorded (lesser of gross value or proceeds allocated)	$39,132	$253,081

The warrants issued with the Series E Preferred shares were valued using the Black-Scholes option valuation model, with the following assumptions:

March 2011
Issuance
Risk-free interest rate	2.90%
Expected volatility	138.4%
Expected life (in years)	7
Number of warrants	40 million
Fair value	$2,951,297

During Fiscal Year 2010, the Company had two separate issuances of Series E Preferred Stock, consisting of 1,000 shares issued in June 2009 and 1,000 shares issued in October 2009.

The valuation of the beneficial conversion features, and detachable warrants, were applicable, for each issuance of Series E Preferred Stock occurring during Fiscal Year 2010 is summarized as follows:

	June 2009	October 2009
	Issuance	Issuance
Allocation of proceeds to conversion option
Proceeds from issuance of Series E shares	$1,000,000	$1,000,000
Value of detachable warrants – (see Black-Scholes calculation below)	2,869,361	2,931,983
Total of proceeds plus warrants	3,869,361	3,931,983

Allocation % attributable to Series E shares (quotient of proceeds divided by proceeds plus warrant value)	25.9%	25.4%

Proceeds allocated to conversion option	$258,700	$254,212
Proceeds allocated to warrants	741,300	$745,788

Gross value of beneficial conversion option
Share price on date of issuance	$0.0800	$0.08
Conversion option price	$0.0500	$0.05
Beneficial conversion feature per share	$0.0300	$0.03
Common shares on conversion	20,000,000	20,000,000
Gross value of beneficial conversion feature	$600,000	$715,282

Beneficial Conversion Feature Recorded (lesser of gross value or proceeds allocated)	$600,000	$254,212

The warrants issued with the Series E Preferred shares were valued using the Black-Scholes option valuation model, with the following assumptions:

	June 2009	October 2009
	Issuance	Issuance
Risk-free interest rate	2.31%	2.21%
Expected volatility	115.2%	123.3%
Expected life (in years)	7	7
Number of warrants	40 million	40 million
Fair value	2,869,361	$2,931,983

COMMON STOCK	12 Months Ended
Mar. 31, 2011
Common Stock [Abstract]
Common Stock [Text Block]
NOTE 17	-	COMMON STOCK

During Fiscal Year 2011, the Company issued a total of 96,595,489 shares of Common Stock, with such issuances of Common Stock being summarized as follows:

Shares
Of
Description	Common Stock

Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $1,283,240	21,241,590

Common Shares issued pursuant to the conversion of Series D Convertible Preferred Share derivatives, with such derivative liabilities totaling $4,465,584 at the time of their conversion	70,649,154

Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010	937,500

Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737	343,425

Common Shares issued in payment of Director’s fees totaling $99,743	2,493,589

Common shares issued in payment of employee salaries totaling $37,210	930,231

Total Common Shares issued during Fiscal Year 2011	96,595,489

Common Shares outstanding at March 31, 2010	83,950,168

Common Shares outstanding at March 31, 2011	180,545,657

PER SHARE INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 11 -       PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net (loss) income by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) are computed by dividing the net (loss) income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of Company’s Condensed Statements of Operations.

	For the Three Months Ended Dec 31,		For the Nine Months Ended Dec 31,
	2011	2010	2011	2010
Numerator
Net Income (loss) attributable to common shareholders - Basic	8,720,994	$5,928,212	$(8,093,110)	$3,023,043

Net Income attributable to common shareholders - Diluted	8,807,320	5,621,771	n/a	2,046,243

Denominator
Weighted-average shares of common stock outstanding	262,067,348	96,873,523	247,443,617	92,196,433

Dilutive effect of stock options, warrants and convertible securities	164,970,150	210,956,902	n/a	171,913,797

Net (loss) income per share
Basic	$0.03	$0.06	$(0.03)	$0.03
Diluted	$0.02	$0.02	$(0.03)	$0.01

NOTE 18	-	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic EPS and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of the Company’s Consolidated Statements of Operations. As the Company had a net loss for Fiscal Year 2011 and Fiscal Year 2010, Diluted EPS is not presented as the effect of the Company’s common stock equivalents and convertible securities is anti-dilutive.

Basic EPS is calculated as follows:

	Fiscal Year	Fiscal Year
	2011	2010
Numerator
Net (Loss) attributable to common shareholders	$(13,582,159)	$(8,056,874)

Denominator
Weighted average shares of common stock outstanding	100,020,520	75,581,345

Net (Loss) per Share – Basic and Diluted	$(0.14)	$(0.11)

Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options	3,057,000	3,287,000

Convertible Preferred Stock	180,881,120	94,370,379

Warrants	155,325,048	125,469,740

STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 19	-	STOCK-BASED COMPENSATION

Part or all of the compensation paid by the Company to its Directors and employees consists of the issuance of Common Stock or via the granting of options to purchase Common Stock

Stock-based Director Compensation

The Company’s Director compensation policy instituted in October 2009 includes provisions that Director’s fees are to be paid via the issuance of shares of the Company’s Common Stock, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2011, the Company issued 2,493,589 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $99,743 and related to the period beginning on October 1, 2009 and ending on December 31, 2010. Please note that the shares issued during Fiscal Year 2011, include those shares owed and not yet issued at the end of Fiscal Year 2010.

As of March 31, 2011, the Company owes its Directors a total of 592,996 shares of Common Stock in payment of Directors Fees totaling $32,500 for the three months ended March 31, 2011. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2012.

Stock-based Employee Compensation

Employment contracts with the Company’s President, Chief Financial Officer and certain other employees includes provisions for a portion of each employees salaries to be paid via the issuance of shares of the Company’s Common, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2011, the Company issued a total of 930,231 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $37,210 and related to the period beginning on October 1, 2009 and ending on December 31, 2010. Please note that the shares issued during Fiscal Year 2011, include those shares owed and not yet issued at the end of Fiscal Year 2010.

As of March 31, 2011, the Company owes its President, Chief Financial Officer and certain other employees a total of 273,690 shares of Common Stock in payment of salaries totaling $15,000 for the three months ended March 31, 2011, with such amount being recorded in accrued expenses. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2012.

Stock option based Employee Compensation

During the years ended March 31, 2011 and 2010, the Company issued zero and 1,000,000, respectively, options to purchase Common Stock to employees. The options issued during Fiscal 2010 have an exercise price of $0.10, vest over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the options granted during Fiscal Year 2010 was $93,452, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period, and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

In addition to the stock options granted in Fiscal 2010, the amount recorded on the Company’s Statement of Income as non-cash compensation through the issuance of stock options includes amortization of the fair value of stock options granted prior to Fiscal Year 2010. The fair value of these options, totaling $196,983 on the date of such grants, was fully amortized by the end of Fiscal Year 2011.

Stock option based employee compensation is summarized as follows:

	Fiscal Year	Fiscal Year
	2011	2010

Non-cash compensation expense related to stock options granted prior to Fiscal Year 2010	$17,056	$118,514

Non-cash compensation expense related to stock options granted during Fiscal Year 2010	24,960	6,490

Total non-cash compensation through the issuance of stock options	$42,016	$125,004

STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 20	-	STOCK OPTION PLANS

Under its 2004 Stock Option Plan and prior options plans, the Company may grant stock options to officers, selected employees, as well as members of the Board of Directors and advisory board members. All options have generally been granted at a price equal to or greater than the fair market value of the Company’s Common Stock at the date of the grant. Generally, options are granted with a vesting period of up to three years and expire ten years from the date of grant.

Transactions under the plans for years indicated were as follows:

	Fiscal Year 2011		Fiscal Year 2010
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Options	Price	Options	Price
Outstanding at beginning of year	3,287,000	$1.41	2,554,900	$1.87

Options Granted	—	—	1,000,000	$0.10

Options Exercised	—	—

Options Expired	230,000	$0.10	(267,900)	$0.87

Options Vested

Outstanding at end of year	3,057,000	$1.51	3,287,000	$1.41

The following table summarizes information about stock options outstanding at March 31, 2011:

		Weighted
		Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average
	Options	Life	Exercise	Options	Exercise
Range	Outstanding	(Years)	Price	Exercisable	Price
$ 0.01 – 1.00	968,000	8.58	$0.09	444,667	$0.08
1.01 – 2.00	99,000	6.82	$1.08	95,999	$1.08
2.01 – 3.00	1,990,000	6.06	$2.22	1,490,000	$2.22

$ 0.01 – 3.00		6.88	$1.51		$1.69

There are 6,520,100 options available for future grant under our Stock Option Plan.

INCOME TAXES	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 21	-	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2011	2010
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(10,422)	$—
Deferred	—	—

Sale of New Jersey Net Operating Losses	$311,835	$—

Net Credit for Income Taxes	$301,413	$—

The Major components of deferred tax assets and liabilities at March 31, 2011 and 2010 are as follows:

	March 31,
	2011	2010
Federal
Net Operating Loss Carry forward	$17,789,382	$17,604,348
Less: Deferred Tax Liability	(305,716)	—
Subtotal	17,483,666	17,604,348
Valuation Allowance	(17,483,666)	(17,604,348)
	$—	$—
State
Net Operating Loss Carryforwards	2,223,278	2,481,065
Less: Deferred Tax Liability	(68,786)	—
Subtotal	2,154,492	2,481,065
Valuation Allowance	(2,154,492)	(2,481,065)
	$—	$—

At March 31, 2011 and 2010, a 100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.

REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET	12 Months Ended
Mar. 31, 2011
Removal Of Lodrane Products From Us Market [Abstract]
Removal Of Lodrane Products From Us Market [Text Block]
NOTE 22	-	REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET

On March 3, 2011, the U.S. Food and Drug Administration (“FDA”) announced its intention to remove approximately 500 cough/cold and allergy related products from the U.S. market. The Company manufactured two of the drugs impacted by the FDA’s action. The affected products are:

Product	Active Ingredient , Strength
Lodrane® 24 Capsules	Brompheniramine maleate, 12mg
Lodrane® 24D Capsules	Brompheniramine maleate, 12mg/pseudoephedrine HCl, 90mg

According to the press release issued by the FDA, manufacturers must stop manufacturing the affected products within 90 days after March 3, 2011 and distribution of the effected products must stop within 180 days after March 3, 2011.

For the year ended March 31, 2011, gross revenues earned by the Company from the Lodrane® products equaled $4.2 million, or approximately 97% of the Company’s total income for the year.

Shortly after the announcement by the FDA, the Company’s customer for the Lodrane® products cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material and adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.

MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 23	-	MAJOR CUSTOMERS

One customer accounted for approximately 97 percent and 100 percent of revenues for the years ended March 31, 2011 and 2010, respectively.

Please note that this major customer was the purchaser of the Lodrane® products, which have been discontinued pursuant to an announcement by the FDA.

Shortly after the announcement by the FDA, this customer cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material and adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to Note 22 to these financial statements and the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.

SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc.	12 Months Ended
Mar. 31, 2011
Settlement Disclosure Of Midsummer Investments Ltd [Abstract]
Settlement Disclosure Of Midsummer Investments Ltd [Text Block]
NOTE 24	-	SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc.

Midsummer Investments, Ltd., et al. v. Elite Pharmaceuticals, Inc. – On or about September 22, 2009, Midsummer Investments, Ltd. (“Midsummer”) and Bushido Capital Master Fund, LP (“Bushido”, and together with Midsummer, the “Plaintiffs”) filed a complaint against Elite Pharmaceuticals, Inc., a Delaware corporation (the “Company”), in the United States District Court, Southern District of New York (Case No. 09 CIV 8074) (the “Action”). The Plaintiffs asserted claims for breach of contract (injunctive relief and damages), anticipatory breach of contract (injunctive relief), conversion (injunctive relief and damages), and attorneys’ fees, arising out of a Securities Purchase Agreement, dated September 15, 2008, by and among the Company and certain purchasers of the Company’s securities (including the Plaintiffs) and the Certificate of Designation of Preferences, Rights and Limitations of Series D 8% Convertible Preferred Stock, filed with the Secretary of State of the State of Delaware on September 15, 2009 (the “Series D Certificate”). Plaintiffs claimed that they were entitled to a reduced conversion price for their Series D 8% Convertible Preferred Stock, par value US$0.01 per share (the “Series D Preferred Stock”), as a result of the Strategic Alliance Agreement, dated March 18, 2009, as amended (the “Epic SAA”), by and among the Company, on the one hand, and Epic Pharma, LLC (“Epic”) and Epic Investments, LLC (“Epic Investments”, and together with Epic, the “Epic Parties”). With their complaint, the Plaintiffs concurrently filed a request for preliminary injunction. Pursuant to an order of the Court entered into on October 16, 2009, the Plaintiffs’ request for a preliminary injunction was denied. Thereafter, Plaintiffs filed an amended complaint (the “Complaint”), asserting claims for breach of contract (injunctive relief and damages), anticipatory breach of contract (injunctive relief), conversion (damages) and attorneys’ fees, seeking compensatory damages of $7,455,363.00, delivery of 1,000,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), a declaration that all future conversions of the Series D Preferred Stock, held by Plaintiffs is at a conversion price of $0.05, attorneys’ fees, interest and costs.

The Company disputed the claims in the Complaint, believing the lawsuit to be without merit, and vigorously defended against them. The Company moved for summary judgment on the Complaint and the judge in the case did not issue an order on such motion. The Company proceeded with extensive, time-consuming and costly discovery. The court scheduled the trial to commence on June 28, 2010.

In order to avoid the delays, expense and risks inherent in litigation, after extensive negotiations, the Company entered into (i) a Stipulation of Settlement and Release, dated June 25, 2010 (the “Settlement Agreement”), with the Plaintiffs and the Epic Parties, (ii) an Amendment Agreement, dated June 25, 2010 (the “Series D Amendment Agreement”), with the Plaintiffs and (iii) an Amendment Agreement, dated June 25, 2010 (the “Series E Amendment Agreement”) with the Epic Parties. As part of the Settlement Agreement, the Action will be dismissed with prejudice.

Series D Amendment Agreement

Pursuant to the Series D Amendment Agreement, the Company and Plaintiffs agreed to amend the Series D Certificate. The holders of at least 50.1%, in the aggregate, of the Company’s outstanding Series B Preferred 8% Convertible Preferred Stock, par value US$0.01 per share, Series C 8% Convertible Preferred Stock, par value US$0.01 per share, and Series D Preferred Stock, voting as one class, consented to the filing of the Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock (the “Amended Series D Certificate”) with the Secretary of State of the State of Delaware. On June 29, 2010, pursuant to the authority of its Board of Directors, the Company filed with the Secretary of State of the State of Delaware the Amended Series D Certificate.

Pursuant to the terms of the Amended Series D Certificate, the terms of the Series D Preferred Stock have been amended as follows:

Dividends: The Series D Preferred Stock will continue to accrue dividends at the rate of 8% per annum on their stated value of US$1,000 per share, payable quarterly on January 1, April 1, July 1 and October 1 and such rate shall not increase to 15% per annum as previously provided prior to giving effect to the Series D Amendment Agreement. In addition to being payable in cash and shares of Common Stock, as provided in the Series D Certificate, such dividends may also be paid in shares of Series D Preferred Stock (the “Dividend Payment Preferred Stock”) or a combination of cash, Common Stock and Dividend Payment Preferred Stock. Dividend Payment Preferred Stock will have the same rights, privileges and preferences as the Series D Preferred Stock, except that such Dividend Payment Preferred Stock will not be entitled to, nor accrue, any dividends pursuant to the Amended Series D Certificate.

Conversion Price: The conversion price of the Series D Preferred Stock shall be reduced from US$0.20 per share to US$0.07 per share (subject to adjustment as provided in the Amended Series D Certificate).

Automatic Monthly Conversion: On each Monthly Conversion Date (as defined below), a number of shares of Series D Preferred Stock equal to each holder’s pro-rata portion (based on the shares of Series D Preferred Stock held by each Holder on June 25, 2010) of the Monthly Conversion Amount (as defined below) will automatically convert into shares of Common Stock at the then-effective conversion price (each such conversion, a “Monthly Conversion”). Notwithstanding the foregoing, the Company will not be permitted to effect a Monthly Conversion on a Monthly Conversion Date unless (i) the Common Stock shall be listed or quoted for trading on a trading market, (ii) there is a sufficient number of authorized shares of Common Stock for issuance of all Common Stock to be issued upon such Monthly Conversion, (iii) as to any holder of Series D Preferred Stock, the issuance of the shares will not cause a breach of the beneficial ownership limitations set forth in the Amended Series D Certificate, (iv) if requested by a holder of Series D Preferred Stock and a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion is provided by such holder after request from the Company, the shares of Common Stock issued upon such Monthly Conversion are delivered electronically through the Depository Trust Company or another established clearing corporation performing similar functions (“DTC”), may be resold by such holder pursuant to an exemption under the Securities Act and are otherwise free of restrictive legends and trading restrictions on such Holder, (v) there has been no public announcement of a pending or proposed Fundamental Transaction or Change of Control Transaction (as such terms are defined in the Amended Series D Certificate) that has not been consummated, (vi) the applicable holder of Series D Preferred Stock is not in possession of any information provided to such holder by the Company that constitutes material non-public information, and (vii) the average VWAP (as defined in the Amended Series D Certificate) for the 20 trading days immediately prior to the applicable Monthly Conversion Date equals or exceeds the then-effective conversion price of the Series D Preferred Stock. Shares of the Series D Preferred Stock issued to the holders of Series D Preferred Stock as Dividend Payment Preferred Stock shall be the last shares of Series D Preferred Stock to be subject to Monthly Conversion. As used herein, the following terms have the following meanings: (i) “Monthly Conversion Date” means the first day of each month, commencing on August 1, 2010, and terminating on the date the Series D Preferred Stock is no longer outstanding; (ii) “Monthly Conversion Amount” means an aggregate Stated Value of Series D Preferred Stock among all Holders that is equal to 25% of aggregate dollar trading volume of the Common Stock during the 20 trading days immediately prior to the applicable Monthly Conversion Date (such 20 trading day period, the “Measurement Period”), increasing to 35% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.12 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010) and further increasing to 50% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.16 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010).

Change of Control Transaction: Epic and its affiliates were expressly excluded from any event which would otherwise constitute a “Change of Control Transaction” due to the acquisition in excess of 40% of the Company’s voting securities.

Pursuant to the Series D Amendment Agreement, the exercise price of the Warrants (the “Series D Warrants”) to purchase shares of Common Stock issued to the holders of Series D Preferred Stock pursuant to the Securities Purchase Agreement, dated as of September 15, 2008, by and among the Company and the purchasers of Series D Preferred Stock will be reduced from $0.25 per share to US$0.125. In addition, the exercise price of the Series D Warrants may be reduced as follows:

          (i)       by 20%, if on September 15, 2011, the holder of such Warrant still beneficially owns more than 50% of the Series D Preferred Stock beneficially owned by such holder as of June 25, 2010 (“Base Ownership”); and

          (ii)       by 20%, if (a) on September 15, 2011, such holder then beneficially owns more than 25% of the Base Ownership and 50% or less of the Base Ownership and (b) on September 15, 2012, such holder then beneficially owns more than 25% of the Base Ownership.

Notwithstanding the foregoing, (x) in no event will the exercise price of the Series D Warrants be reduced more than once as a result of the amendments to such Series D Warrants, and (y) in the event that on September 15, 2011 or, if the condition of clause (ii)(a) above is met, on September 15, 2012, the Holder beneficially owns 25% or less of the Base Ownership, then no adjustment shall occur pursuant to the Series D Warrants, as amended by the Series D Amendment Agreement. Additionally, there will be no corresponding increase in the number of shares of Common Stock issuable upon exercise of the Warrants solely as a result of the foregoing adjustments.

To the extent such issuance does not cause the breach of the beneficial ownership limitations set forth in the Amended Series D Certificate (any excess shares will be issued to the affected holder of Series D Preferred Stock upon written notice from such holder when such holder’s beneficial ownership is below 9.9% to the extent that such issuance does not cause such holder to exceed such amount), the Company agreed to issue certain shares of Common Stock to the Plaintiffs and their respective affiliates in satisfaction of the Company’s obligation to pay certain previously accrued but unpaid dividends through March 31, 2010 owing to the Plaintiffs and their respective affiliates.

Series E Amendment Agreement

Pursuant to the Series E Amendment Agreement, the Company agreed to amend the Certificate of Designation of Preferences, Rights and Limitations of the Series E Convertible Preferred Stock, filed with Secretary of State of the State of Delaware on June 3, 2009 (the “Series E Certificate”). The Epic Parties, constituting all holders of Series E Preferred Stock, consented to the filing of the Amended Certificate of Designations of the Series E Convertible Preferred Stock (the “Amended Series E Certificate”) with the Secretary of State of the State of Delaware. On June 29, 2010, pursuant to the authority of its Board of Directors, Company filed with the Secretary of State of the State of Delaware the Amended Series E Certificate. Pursuant to the terms of the Amended Series E Certificate, the conversion price of the Series E Preferred Stock will be adjusted downward to reflect, on a pro rata basis, the reduction in the conversion price of the Series D Preferred Stock as the result of the Series D Amendment Agreement, to the extent shares of Series D Preferred Stock are converted at the reduced conversion price set forth in the Amended Series D Certificate.

Pursuant to the Series E Amendment Agreement, the Epic SAA was amended so that the purchase of the 750 Additional Shares of Series E Preferred Stock described therein for an aggregate purchase price of $750,000 would occur in 12 installments of 62.5 shares (for a purchase price of $62,500) (i) on or prior to November 1, 2009 (which has been satisfied) and (ii) within 10 business days following the last day of each calendar quarter, beginning with the first calendar quarter ending on September 30, 2010 and continuing for each of the 10 calendar quarters thereafter.

Settlement Agreement

Pursuant to the Settlement Agreement, Elite and the Epic Parties, individually and on behalf of each of their respective officers, directors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Elite Releasors”) agreed to release and discharge each of the Plaintiffs, BCMF Trustees LLC, an affiliate of Bushido (“BCMF”), their respective owners, officers, directors, investors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Plaintiffs’ Releases”) from any and all actions, causes of action, claims, liens, suits, debts, accounts, liabilities, expenses, attorneys’ fees, agreements, promises, charges, complaints and demands (collectively, “Loses”) which the Elite Releasors have or may have against the Plaintiffs’ Releasees that could have been asserted in the Action or any other court action, based upon any conduct up to and including the date of the Settlement Agreement. Notwithstanding the foregoing, the Elite Releasors will not release any claim of breach of the terms of the Settlement Agreement, breach of the terms of the Series D Amendment Agreement, or any cause of action arising from future conduct by the Plaintiffs’ Releases.

Pursuant to the Settlement Agreement, the Plaintiffs and BCMF, individually and on behalf of each of their respective owners, officers, directors, investors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Plaintiffs’ Releasors”) agreed to release and discharge Elite and the Epic Parties and each of their respective officers, directors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Elite Releasees”), from any and all Losses which the Plaintiffs’ Releasors have or may have against the Elite Releasees that could have been asserted in the Action or any other court action, based upon any conduct up to and including the date of the Settlement Agreement. Notwithstanding the foregoing, the Plaintiffs’ Releasors did not release any claim of breach of the terms of the Settlement Agreement, breach of the terms of the Series D Amendment Agreement or any cause of action arising from future conduct by the Elite Releasees.

In addition, concurrently with the execution of the Settlement Agreement, legal counsel for both the Company and the Plaintiffs executed a Stipulation of Discontinuance of the Action, which such counsel will file once all conditions precedent to the effectiveness of the Settlement Agreement have been satisfied.

The foregoing description of the Amended Series D Certificate, Amended Series E Certificate, Settlement Agreement, Series D Amendment Agreement and Series E Amendment Agreement does not purport to be complete and is qualified in its entirety by reference to the complete text of such documents which are filed herewith and incorporated herein by reference.

On July 1, 2010, the Company filed with the SEC a Current Report on Form 8-K announcing the settlement of the litigation with the Plaintiffs, with such filing being incorporated by reference herein.

SETTLEMENT OF ThePharmaNetwork Inc. v. Elite Pharmaceuticals Inc.	12 Months Ended
Mar. 31, 2011
Settlement Disclosure Of Pharma Network Inc [Abstract]
Settlement Disclosure Of Pharma Network Inc [Text Block]
NOTE 25	-	SETTLEMENT OF ThePharmaNetwork Inc. v. Elite Pharmaceuticals Inc.

On March 17, 2011, Elite Pharmaceuticals, Inc. (the “Company”) issued a press release announcing the settlement of a lawsuit filed in the Superior Court of New Jersey, Chancery Division: Bergen County entitled ThePharmaNetwork, LLC v. Elite Pharmaceuticals, Inc. (Index No. C-272-10) (the “Action”).

The Action was commenced on or about August 27, 2010 by ThePharmaNetwork, LLC (“TPN”). TPN alleged that the Company breached certain obligations in connection with a Product Collaboration Agreement (the “Collaboration Agreement”), made as of November 10, 2006, pursuant to which the Company and TPN agreed to collaborate in the development, commercialization, manufacturing and distribution of a generic pharmaceutical product, which the parties subsequently agreed would be methadone hydrochloride in a 10 mg. tablet (the “Product”). In the lawsuit, the Company asserted counterclaims against TPN arising out of the Collaboration Agreement, and sought damages of no less than $1,125,000 from TPN. Both parties denied the other side’s allegations.

In order to fully and finally resolve the disputed claims arising in the Action, the Company and TPN have entered into a settlement agreement, dated March 11, 2011 (the “Settlement Agreement”), pursuant to which the Action, including all of TPN’s claims and the Company’s counterclaims, will be dismissed with prejudice. 3

Pursuant to the Settlement Agreement, the parties have agreed to terminate the Collaboration Agreement.

In addition, in consideration of the Company’s agreement to terminate the Collaboration Agreement and to relinquish to TPN all rights and interest in the Abbreviated New Drug Application (“ANDA”) for the Product approved by the U.S. Food and Drug Administration (FDA), TPN made a cash payment of $500,000 to Elite.

As part of the Settlement Agreement, TPN also acknowledges that the Company may develop a generic product containing methadone of any strength (including the filing of an abbreviated new drug application relating to such product) and that nothing in the Settlement Agreement restricts the Company from developing, commercializing, manufacturing and distributing any pharmaceutical product similar to, or which may compete with, the Product or the ANDA filed in connection with the Product.

The Settlement Agreement also contained a mutual release pursuant to which the Company and TPN agreed to release and discharge each other and their respective affiliates from all claims arising before the date of the Settlement Agreement.

Please refer to the Current Report on Form 8-K filed with the SEC on March 17, 2011, such filing being herein incorporated by reference, for further details on this settlement of litigation.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Mar. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 26	-	TRANSACTIONS WITH RELATED PARTIES

Transactions with Epic Pharma LLC and Epic Investments LLC

On March 18, 2009, the Company entered into the Epic Strategic Alliance Agreement with Epic Pharma, LLC and Epic Investments, LLC, a subsidiary controlled by Epic Pharma LLC, as disclosed in “Description of Business; Epic Strategic Alliance Agreement” in the prospectus. See also, “Directors and Executive Officers” in this prospectus. Ashok G. Nigalaye, Jeenarine Narine and Ram Potti, each were elected as members of our Board of Directors, effective June 24, 2009, as the three directors that Epic is entitled to designate for appointment to the Board pursuant to the terms of the Epic Strategic Alliance Agreement.

Mr. Nigalaye, Chairman and Chief Executive Officer of Epic Pharma, LLC;

Mr. Narine, President and Chief Operating Officer of Epic Pharma, LLC;

Mr. Potti, Vice President of Epic Pharma, LLC.

As part of the operation of the strategic alliance, the Company and Epic identified areas of synergy, including, without limitation, raw materials used by both entities, and various regulatory and operational resources existing at Epic that could be utilized by the Company.

With regards to synergies related to raw materials usage, the strategic alliance allowed the Company to purchase such raw materials from Epic, at the Epic acquisition cost, without markup. In all cases, the acquisition cost of Epic was lower than those costs available to the Company, mainly as a result of efficiencies of scale generated by significantly larger volumes purchased by Epic during the course of their normal operations. During the fiscal year ended 3/31/2011, an aggregate amount of $232,305 in such materials was purchased from Epic Pharma LLC. All purchases were at Epic Pharma’s acquisition cost, without markup and evidenced by supporting documents of Epic Pharma LLC’s acquisition cost.

With regards to synergies related to regulatory and operational resources, the strategic alliance allowed the Company to utilize Epic’s substantial resources and technical competencies on an “as needed” basis at a cost equal to Epic’s actual cost for only the resources utilized by the Company. Without such access to Epic’s resources, the Company would have to invest significant amounts in human resources and fixed assets as well as incur substantial costs with third party providers to provide the same resources provided by Epic and necessary for the operations of the Company. During the fiscal year ended 3/31/2011, an aggregate amount of $73,440 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company as well as $140,000 in manufacturing equipment.

The Company also purchased an ANDA for Phentermine 37.5mg tablets from Epic Pharma LLC for a cost of $450,000. Please refer to Exhibit 10.7 of the Quarterly Report on Form 10-Q filed with SEC on November 15, 2010 for further details on this ANDA purchase.

Total purchases from Epic by the Company during the fiscal year ended March 31, 2011 were $895,745.

During the fiscal year ended March 31, 2011, the Company also performed method development services for Epic Pharma LLC, for which it was paid $25,000, sold retired equipment to Epic for $30,000 and sold excess raw materials to Epic for a total of $2,903.

CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK	12 Months Ended
Mar. 31, 2011
Conversions Of Preferred Stock Derivatives To Common Stock [Abstract]
Conversions Of Preferred Stock Derivatives To Common Stock Disclosure [Text Block]
NOTE 27	-	CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK

The Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock of Elite Pharmaceuticals (the “Series D Preferred Derivatives”), includes provisions entitling the holders of Series D Preferred Derivatives to convert shares of the Series D Preferred Derivatives into shares of Common Stock. The Series D Preferred Derivatives are classified as a liability to the Company, and the liability represented by those shares of Series D Preferred Derivatives being converted must be valued at the time of such conversion, with increases/(decreases) in the value of preferred share derivative liabilities being appropriately recorded and reflected in the Other Income section of the Company’s Statement of Operations. The amount of equity recorded as a result of the conversion of Series D Preferred Derivatives is equal to the value of such Series D Preferred Derivatives being converted, at the time of the conversion, with such amount also representing the decrease in the Preferred Share Derivative Liability on the Company’s Balance Sheet.

Conversions of Series D Preferred Derivatives during the year ended March 31, 2011 are summarized as follows:

# of Series D Preferred Derivative shares converted	4,945

# of Common Shares issued pursuant to conversions of Series D Preferred Derivatives	70,649,154

Value of Series D Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	$4,465,584

Change in value of preferred share derivative liability recorded at time of conversion	1,639,618

Par value of Common Shares issued	70,649

Additional paid in capital recorded as a result of the conversions	4,394,935

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 12 -       SUBSEQUENT EVENTS

Common shares issued in lieu of cash in payment of derivative interest expense

Derivative interest expense related to the Preferred Share derivatives due and payable as of December 31, 2011 were paid during January 2012 through the issuance of 1,151,013 shares of common stock.

Reincorporation in Nevada

On January 5, 2012 (the “Effective Date”), Elite Pharmaceuticals, Inc., a Delaware corporation (the "Company" or "Elite Delaware") consummated a merger with Elite Pharmaceuticals, Inc. (“Elite Nevada”), its newly formed wholly-owned subsidiary, pursuant to the terms and conditions of an Agreement and Plan of Merger (the "Reincorporation"). As a result of the Reincorporation, the legal domicile of Company is now Nevada.

As of the Effective Date, Elite Nevada, as the surviving corporation in the Reincorporation, continues to operate the business of Elite Delaware as it existed prior to the Reincorporation. Elite Delaware’s stockholders, at their Annual Meeting held on October 18, 2011, authorized the Company’s Board of Directors, in its discretion, to effect a change of domicile from Delaware to Nevada. On January 5, 2012, the Board determined to effect the Reincorporation. Other than the change in the state of incorporation, the Reincorporation did not result in any change in the business, physical location, management, assets, liabilities or obligations of Elite Delaware, nor did it result in any change in location of Elite Delaware’s employees, including Elite Delaware’s management. Each director and officer of Elite Delaware continues to hold his respective offices with Elite Nevada.

The Reincorporation did not alter any stockholder's percentage ownership interest or number of shares owned in Elite Delaware. As of the Effective Date, each outstanding share of Elite Delaware common stock and preferred stock automatically converted into an outstanding share of Elite Nevada common stock and preferred stock, respectively, and each outstanding option, warrant and other right to acquire shares of Elite Delaware common stock converted into an outstanding option, warrant or other right to acquire shares of Elite Nevada common stock. Stockholders are not required to undertake any exchange of stock certificates, as shares in Elite Delaware, are deemed to represent an equal number of shares in Elite Nevada. Furthermore, the Company's common stock will continue to trade on the OTC BB. As of the Effective Date, each employee benefit plan, incentive compensation plan or other similar plan of Elite Delaware converted into an employee benefit plan, incentive compensation plan or other similar plan of Elite Nevada.

In connection with the Reincorporation, as of the Effective Date, for purposes of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i) Elite Nevada automatically inherited the Exchange Act reporting obligations of Elite Delaware, (ii) the common stock of Elite Nevada is deemed registered under Section 12(b) of the Exchange Act by operation of Exchange Act Rule 12g-3(a) and (iii) Elite Nevada is deemed to be successor issuer to Elite Delaware.

As of the Effective Date, the rights of Elite Delaware's stockholders are governed by the General Corporation Law of the State of Nevada (the "NGCL") and the Articles of Incorporation and Bylaws of Elite Nevada. The Articles of Incorporation and Bylaws of Elite Nevada include certain provisions which are required by the NGCL and may alter the rights of stockholders and powers of management.

For a description and discussion of these differences, please refer to “Proposal 3: Reincorporation In Nevada; Differences between Delaware and Nevada Law” Elite Delaware's proxy statement on Schedule 14A filed with the Securities and Exchange Commission on August 31, 2011, which is incorporated by reference herein.

Methadone shipment

On January 12, 2012, Elite made the initial shipment of methadone hydrochloride 10 mg tablets to ThePharmaNetwork LLC, and its wholly owned subsidiary, Ascend Laboratories, LLC under the commercial manufacturing and supply agreement dated June 23, 2011.

The methadone hydrochloride tablets are the generic equivalent of the Dolophine® hydrochloride 10 mg tablets. The product and its equivalents had annual sales of approximately $44 million based on September 2011 data.

Elite will be compensated at an agreed upon price for the manufacturing and packaging of the products.

Approval of Hydromorphone 8 mg

On January 23, 2012, the Company received notice from the FDA that the FDA approved the Company’s supplemental application for the manufacturing and packaging of Hydromorphone Hydrochloride USP 8 mg. This approval will allow the Company to commence the commercial manufacturing and packaging of this product for its sales and marketing partner, Precision Dose Inc. and its wholly owned subsidiary, TAGI Pharmaceuticals Inc., which will distribute the product as part of a multi-product distribution agreement.

Sale of New Jersey State Net Operating Losses

In January 2012, the Company received final approval from the NJEDA for the sale of New Jersey net operating losses with net tax benefits equal to $529,132 under the Technology Business Tax Certificate Transfer Program. The Company sold the net operating loss approved for sale at a transfer price equal to ninety two cents equal to every benefit dollar. The proceeds of such sale, totaling $486,801, were received by the Company during January 2012.

NOTE 28	-	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through June 29, 2011, the date the accompanying financial statements were issued. The following are material subsequent events:

Common shares issued in lieu of cash in payment of derivative interest expense

Derivative interest expense related to the Preferred Share derivatives due and payable as of March 31, 2011 were paid during April 2011 through the issuance of 7,775,017 shares of common stock.

Conversion of Series D Convertible Preferred Stock to Common Stock

On May 24, 2011 the Company issued a press release announcing that all of the outstanding shares of its Series D 8% Convertible Preferred Stock (the “Series D”) has been converted into the Company’s common stock, pursuant to the Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock as filed with the Secretary of State of the State of Delaware on June 29, 2010. The Series D conversion thereby eliminates the Company’s obligations to pay $720,000 in annual dividends and eliminates the administrative costs associated therewith.

A Current Report on Form 8-K was filed with the SEC on May 24, 2011, such filing being herein incorporated by this reference.

Reclassification of Supplement filed with the FDA

On May 31, 2011, the Company received a letter from the US Food and Drug Administration (FDA) responding to a Changes Being Effected in 30 Days (“CBE 30”) supplement filed by the Company with the agency to change the manufacturing and packaging location of the Hydromorphone Hydrochloride Tablets USP, 8 mg ANDA purchased from Mikah Pharma. The letter from the FDA informed the Company that the agency has reclassified the application as a prior approval supplemental application which will significantly delay the commercialization.

The reclassification of the Company’s application as a prior approval supplemental application is expected to have a material and detrimental effect on the Company’s future operations as well as its ability to operate in the future.

A Current Report on Form 8-K was filed with the SEC on June 7, 2011, such filing being herein incorporated by this reference.

Manufacturing and Supply Agreement with Mikah Pharma

On June 1, 2011, Elite Pharmaceuticals Inc. (“Elite”) executed a Manufacturing and Supply Agreement (the “Agreement”) with Mikah Pharma, LLC (“Mikah”) to undertake and perform certain services relating to two generic products: Isradipine Capsules USP, 2.5 mg and 5 mg and Phendimetrazine Tartrate Tablets USP, 35 mg (the “Products”), including (a) developing and preparing the documentation required for the transfer of the manufacturing process to Elite’s facility and the appropriate regulatory filing for the ANDA, and (b) manufacturing finished dosage forms appropriate for commercial sale, marketing and distribution in the United States of America, its territories, possessions, and commonwealths in accordance with the requirements of this Agreement; Elite shall perform, at its sole cost and expense, all Technology Transfer, validation and qualification services (including: equipment, methods and facility qualification), validation and stability services required by Applicable Laws to commence manufacturing the Products for commercial sale by Mikah or its designees in accordance with the terms of this Agreement. During the term of this Agreement and subject to the provisions herein, Mikah shall purchase from Elite and Elite agrees to manufacture and supply solely and exclusively to Mikah, such Product as Mikah may order from time to time pursuant to this Agreement. Mikah will compensate Elite at an agreed upon transfer price for the manufacturing and packaging of the Products. For the Isradipine product, Elite will also receive a 10% royalty on net profits of the finished Product. The payment is to be calculated and paid quarterly. Elite will also receive a onetime milestone payment for each Product for the work associated with the Technology transfer. The milestone payment shall be made upon the successful manufacturing and testing of the exhibit batch.

The Manufacturing and Supply Agreement has a term of five (5) years and shall automatically renew for additional periods of one (1) year unless Mikah provides written notice of termination to Elite at least six (6) months prior to the expiration of the Term or any Renewal Term.

A Current Report on Form 8-K was filed with the SEC on June 7, 2011, such filing being herein incorporated by this reference.

Manufacturing and Supply Agreement with ThePharmaNetwork

On June 29, 2011 the Company announced that it has entered into a commercial Manufacturing and Supply Agreement with ThePharmaNetwork, LLC, and its wholly owned subsidiary, Ascend Laboratories, LLC (together "TPN"). Under the terms of the agreement, Elite will perform manufacturing and packaging for TPN’s Methadone Hydrochloride, 10 mg tablets.

Elite will be compensated at an agreed upon price for the manufacturing and packaging of the products.

A Current Report on Form 8-K was filed with the SEC on June 29, 2011, such filing being herein incorporated by this reference. Please also refer to exhibit 10.71 of the Company’s annual report on Form 10-K for this fiscal year ended March 31, 2011.